SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 10  - SEGMENT INFORMATION

The Company operates as a single operating segment in the research and development of innovative treatments for pancreatic cancer based on siRNAs. The Company’s CODM is its Chief Executive Officer (CEO). The CODM reviews the Company’s performance on a consolidated basis. As such, the segment’s loss is the Company’s consolidated net loss and the segment’s assets and liabilities are the Company’s consolidated assets and liabilities.

The CODM uses the information primarily to evaluate the Company’s performance and allocate resources. This includes reviewing key financial metrics such as budget versus actual expenditures, tracking progress on research and development milestones, and assessing overall cash flow and liquidity to ensure the continuity of operations. This approach allows the CODM to monitor the Company's performance and make strategic adjustments as needed to support its operational and financial goals.

The CODM reviews the Company’s results on a consolidated basis. The management does not segregate its business for internal reporting. As such, information on segment loss and significant expenses is similar to the Company’s consolidated statements of operations. The CODM is also regularly provided with information on significant ordinary-course expenses, including the following expenses.

	Six months ended June 30		Three months ended June 30
	2025	2024	2025	2024
Clinical trials and other payments to R&D-related service providers	$598	$1,131	$442	$497
R&D payroll and related expenses, other than share-based compensation	854	476	485	216
R&D share-based compensation expenses	-	38	-	19
G&A payroll and related expenses, other than share-based compensation	739	280	407	151
G&A share-based compensation expenses	58	26	37	13
G&A Professional services	1,111	448	586	369
Depreciation expenses	7	15	3	7
Other segment expenses (*)	567	221	324	113
Operating loss	3,934	2,635	2,284	1,385
Interest income	(46)	(25)	(44)	(6)
Interest expense	11	-	-	-
Other financing expense (income), net	336	295	260	108
Income taxes	3	7	3	2
Net loss	$4,238	$2,912	$2,503	$1,489

Segment assets	$5,797	$2,315	$5,797	$2,315
Expenditures for segment assets	$(7)	$(6)	$-	$-
Segment liabilities	$5,677	$2,372	$5,677	$2,372

(*) Other segment expenses include mainly general and administrative-related expenses, such as office lease expenses and maintenance and HR expenses.

NOTE 15  - SEGMENT INFORMATION

The Company operates as a single operating segment in the research and development of innovative treatments for pancreatic cancer based on siRNAs. The Company’s CODM is its Chief Executive Officer (CEO). The CODM reviews the Company’s performance on a consolidated basis. As such, the segment’s loss is the Company’s consolidated net loss and the segment’s assets are the Company’s consolidated assets.

The CODM uses the information primarily to evaluate the Company’s performance and allocate resources. This includes reviewing key financial metrics such as budget versus actual expenditures, tracking progress on research and development milestones, and assessing overall cash flow and liquidity to ensure the continuity of operations. This approach allows the CODM to monitor the Company's performance and make strategic adjustments as needed to support its operational and financial goals.

a.	Segment disclosures

The CODM reviews the Company’s results on a consolidated basis. As such, information on segment loss and significant expenses is similar to the Company’s consolidated statements of operations. The CODM is also regularly provided with information on significant ordinary-course expenses, including the following expenses. the management does not segregate its business for internal reporting.

	Year ended December 31
	2024	2023
Clinical trials and other services from R&D-related service providers	$1,893	$2,480
Payroll and related expenses, other than share-based compensation	2,385	1,199
Share-based compensation expenses	5,862	130
Depreciation expenses	25	45
Other segment expenses (*)	2,406	827
Operating loss	12,571	4,681
Interest income	(28)	(153)
Interest expense	27	-
Other financing expense, net	3,939	548
Income taxes	10	32
Net loss	$16,519	$5,108

Segment assets	$2,863	$5,256
Expenditures for segment assets	(22)	(12)

(*) Other segment expenses include mainly general and administrative-related expenses, such as payments to advisors and consultants, office lease expenses and maintenance, HR and legal expenses.

b.	Entity-Wide disclosures

 All of the Company’s long-lived assets are located in Israel.